Significant Accounting Policies (Details) - Schedule of outstanding performance obligations of deferred revenues $ in Thousands	Dec. 31, 2022 USD ($)
2023 [Member]
Significant Accounting Policies (Details) - Schedule of outstanding performance obligations of deferred revenues [Line Items]
Service contracts and software subscriptions	$ 4,429
2024 [Member]
Significant Accounting Policies (Details) - Schedule of outstanding performance obligations of deferred revenues [Line Items]
Service contracts and software subscriptions	379
2025 and thereafter [Member]
Significant Accounting Policies (Details) - Schedule of outstanding performance obligations of deferred revenues [Line Items]
Service contracts and software subscriptions	$ 86